Interest and Finance Costs, Net	9 Months Ended
Sep. 30, 2018
Interest And Finance Costs Net
Interest and Finance Costs, Net

12.	Interest and Finance Costs, net:

The amounts in the accompanying unaudited interim consolidated statements of comprehensive loss are analyzed as follows:

	Nine Months Ended September 30,
	2017	2018
Interest on long-term debt	$1,990	$2,502
Interest on promissory note (Note 3)	51	156
Long-term debt prepayment fees	-	56
Amortization and write-off of financing costs	116	318
Total	$2,157	$3,032